CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 381,314	$ 261,504	$ 180,543
Share of profit of joint ventures and associates	3,972	4,097	1,783
Interest and other income	915	7,056	869
Total revenue and other income	386,201	272,657	183,195
Purchases	258,488	174,912	117,093
Production and manufacturing expenses	25,518	23,822	24,001
Selling, distribution and administrative expenses	12,883	11,328	9,881
Research and development	1,075	815	907
Exploration	1,712	1,423	1,747
Depreciation, depletion and amortisation	18,529	26,921	52,444
Interest expense	3,181	3,607	4,089
Total expenditure	321,386	242,828	210,162
Income/(loss) before taxation	64,815	29,829	(26,967)
Taxation charge/(credit)	21,941	9,199	(5,433)
Income/(loss) for the period	42,874	20,630	(21,534)
Income attributable to non-controlling interest	565	529	146
Income/(loss) attributable to Shell plc shareholders	$ 42,309	$ 20,101	$ (21,680)
Basic earnings per share ($ per share)	$ 5.76	$ 2.59	$ (2.78)
Diluted earnings per share ($ per share)	$ 5.71	$ 2.57	$ (2.78)